Income Taxes - Change in Valuation Allowance (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Valuation Allowance [Roll Forward]
Valuation allowance beginning of year	$ 38,168	$ 25,195
Valuation allowance, deferred tax asset, increase (decrease), amount	60,700	13,000
Valuation allowance at end of year	98,926	38,168
Increases recorded to income tax provision
Valuation Allowance [Roll Forward]
Valuation allowance, deferred tax asset, increase (decrease), amount	12,701	12,973
Increase recorded to equity
Valuation Allowance [Roll Forward]
Valuation allowance, deferred tax asset, increase (decrease), amount	$ 48,057	$ 0